Principal Accounting Policies - Revenue recognition, cost of revenues and cash, cash equivalents and time deposits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Revenue recognition
Number of revenue models used for PC-client game services | item	2
Practical expedients - financing component	true
Practical expedients - costs to obtain a contract	true
Cash, cash equivalents and time deposits
Cash at bank and demand deposits	¥ 21,428,902	$ 3,018,198	¥ 24,889,000
PRC subsidiaries and VIEs
Cash, cash equivalents and time deposits
Cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs | ¥	¥ 48,500,000		¥ 48,100,000
Percentage of cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs	39.30%	39.30%	42.60%	42.60%
Denominated in U.S. dollars
Cash, cash equivalents and time deposits
Cash at bank and demand deposits	¥ 11,100,000	$ 1,600,000	¥ 4,300,000	$ 623,800
Time deposits	¥ 61,200,000	$ 8,600,000	¥ 58,600,000	$ 8,400,000
Less than
Revenue recognition
Term of sublicenses of music contents	3 years
Term of advertising service contracts	3 months
Equal to or more than
Revenue recognition
Term of sublicenses of music contents	1 year